Convertible Notes Payable (Details) - USD ($)								1 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 06, 2024	Jan. 17, 2024	Nov. 17, 2023	Sep. 12, 2023	Feb. 23, 2023	Oct. 30, 2020	Feb. 23, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes Payable [Line Items]
Purchase warrant term				5 years		5 years
Initial exercise price (in Dollars per share)				$ 2
Fair value of warrants				$ 480,795		$ 1,225,543
Pay lind an amount				$ 1,200,000		$ 3,704,167		$ 3,704,167
Percentage of cash premium									5.00%
Percentage of outstanding principal amount					115.00%
Market capitalization					$ 12,500,000
Warrant exercise price (in Dollars per share)				$ 3.5
Convertible note payable				$ 1,200,000
Conversion price per share (in Dollars per share)							$ 2
Subsequent Event [Member]
Convertible Notes Payable [Line Items]
Percentage of average amount			90.00%
Warrant exercise price (in Dollars per share)		$ 2
Conversion price (in Dollars per share)			$ 3.5
Shares of common stock (in Shares)		703,495
Conversion price per share (in Dollars per share)	$ 1
Lind Global Fund II, LP [Member]
Convertible Notes Payable [Line Items]
Principal amount								3,704,167
Purchase price								$ 3,175,000
Common stock at an initial conversion price (in Dollars per share)								$ 1.05
Lind Warrant [Member]
Convertible Notes Payable [Line Items]
Initial exercise price (in Dollars per share)						$ 1.05		$ 1.05
Convertible Note [Member]
Convertible Notes Payable [Line Items]
Purchase price				$ 1,000,000
Pay lind an amount									$ 308,650.58
Percentage of average amount				90.00%					90.00%
Percentage of outstanding principal amount									120.00%
Conversion price (in Dollars per share)				$ 3.5
Shares of common stock (in Shares)				1,000,000
Exercise price (in Dollars per share)				$ 2
Convertible debenture	$ 569,456									$ 0
Accrued convertible interest									$ 0	0
Interest expenses									$ 2,412,951	$ 0